Pay vs Performance Disclosure	4 Months Ended	7 Months Ended	11 Months Ended	12 Months Ended					20 Months Ended	91 Months Ended
	Jul. 17, 2023	Dec. 31, 2024	Jun. 03, 2024	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Mar. 27, 2023	Jul. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Disclosure

In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Act, we provide the following disclosure regarding executive compensation for our principal executive officers and Non-PEO named executive officers (the "Non-PEO NEOs") and Company performance for the fiscal years listed below. The Remuneration Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

											Value of Initial Fixed $100 Investment based on:[4]
Year	Summary Compensation Table Total for Aaron D. Berg[1] ($)	Summary Compensation Table Total for Patrick J. Holt[1] ($)	Summary Compensation Table Total for Karim Mikhail[1] ($)	Summary Compensation Table Total for John F. Thero[1] ($)	Compensation Actually Paid to Aaron D. Berg[1,2,3] ($)	Compensation Actually Paid to Patrick J. Holt[1,2,3] ($)	Compensation Actually Paid to Karim Mikhail[1,2,3] ($)	Compensation Actually Paid to John F. Thero[1,2,3] ($)	Average Summary Compensation Table Total for Non-PEO NEOs[1] ($)	Average Compensation Actually Paid to Non-PEO NEOs[1,2,3] ($)	TSR ($)	Peer Group TSR ($)	Net Income ($ 'Ms)	Cash Preservation[5]
(a)		(b)	(b)	(b)		(c)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2024	3,277,385	336,294	—	—	1,473,608	336,294	—	—	1,038,851	640,684	2.26	118.20	(87.0)	133%
2023	2,448,149	2,143,683	4,880,592	—	1,951,668	2,157,684	(931,402)	—	1,737,264	1,258,371	4.06	118.87	(55.0)	218%
2022	—	—	8,393,551	—	—	—	1,247,331	—	1,910,071	226,545	5.64	113.65	(105.8)	115%
2021	—	—	5,834,553	9,635,654	—	—	3,521,093	(198,701)	2,873,934	1,523,340	15.72	126.45	7.7	140%
2020	—	—	—	17,915,671	—	—	—	(19,584,674)	4,388,387	(4,869,753)	22.81	126.42	(18.0)	128%

1.
John F. Thero was our PEO from 2014 until he retired effective August 1, 2021. Karim Mikhail was our PEO starting from August 1, 2021 until his resignation on March 27, 2023. Aaron D. Berg was our interim PEO from April 2023 through July 2023. Patrick J. Holt was our PEO starting from July 18, 2023 until his resignation on June 4, 2024. Mr. Berg became PEO effective June 4, 2024. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2021	2022	2023	2024
Joseph T. Kennedy	Michael W. Kalb	Steven B. Ketchum, Ph.D.	Steven B. Ketchum, Ph.D.
Michael W. Kalb	Steven B. Ketchum, Ph.D.	Thomas C. Reilly	Thomas C. Reilly
Steven B. Ketchum, Ph.D.	Aaron D. Berg	Jonathan N. Provoost	Jonathan N. Provoost
Aaron D. Berg	Jason Marks		Peter L. Fishman
Jason Marks	Thomas C. Reilly

2.
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
3.
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Aaron D. Berg ($)	Exclusion of Stock Awards and Option Awards for Aaron D. Berg ($)	Inclusion of Equity Values for Aaron D. Berg ($)	Compensation Actually Paid to Aaron D. Berg ($)
2024	3,277,385	(2,029,653)	225,876	1,473,608

Year	Summary Compensation Table Total for Patrick J. Holt ($)	Exclusion of Stock Awards and Option Awards for Patrick J. Holt ($)	Inclusion of Equity Values for Patrick J. Holt ($)	Compensation Actually Paid to Patrick J. Holt ($)
2024	336,294	-	—	336,294

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	1,038,851	(314,602)	(83,566)	640,684

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Aaron D. Berg ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Aaron D. Berg ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Aaron D. Berg ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Aaron D. Berg ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Aaron D. Berg ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Aaron D. Berg ($)	Total - Inclusion of Equity Values for Aaron D. Berg ($)
2024	164,127	(234,164)	—	295,913	—	—	225,876

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Patrick J. Holt ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Patrick J. Holt ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Patrick J. Holt ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Patrick J. Holt ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Patrick J. Holt ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Patrick J. Holt ($)	Total - Inclusion of Equity Values for Patrick J. Holt ($)
2024	—	—	—	—	—	—	—

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2024	54,369	(133,086)	—	89,922	(94,771)	—	(83,566)

4.
The Peer Group TSR set forth in this table utilizes the NASDAQ Biotechnology Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2024. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the NASDAQ Biotechnology Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
5.
We determined Cash Preservation to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEOs and Non-PEO NEOs in 2024. Cash Preservation is a financial measure that reflects the actual amount of net cash outflow from our operating activities relative to our operating plan target. Cash Preservation of 100% indicates net cash outflow from operating activities equal to operating plan target; figures above 100% indicate that net cash outflow from operating activities was lower than operating plan target. Cash Preservation is one of the measures used in determining the extent to which the corporate performance goals for the 2024 annual bonus incentive were achieved. This performance measure may not have been the most important financial performance measure for prior years and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Total Shareholder Return (“TSR”)

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s cumulative TSR over the four most recently completed fiscal years, and the Nasdaq Biotechnology Index over the same period.

Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Net Income during the four most recently completed fiscal years.

Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Cash Preservation

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Cash Preservation during the four most recently completed fiscal years.

Tabular List of Most Important Financial Performance Measures

The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and other NEOs for 2024 to Company performance. The measures in this table are not ranked.

Annual Revenues (U.S.) Annual Revenues (Europe) Cash Preservation

Company Selected Measure Name				Cash Preservation
Named Executive Officers, Footnote
1.
John F. Thero was our PEO from 2014 until he retired effective August 1, 2021. Karim Mikhail was our PEO starting from August 1, 2021 until his resignation on March 27, 2023. Aaron D. Berg was our interim PEO from April 2023 through July 2023. Patrick J. Holt was our PEO starting from July 18, 2023 until his resignation on June 4, 2024. Mr. Berg became PEO effective June 4, 2024. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2021	2022	2023	2024
Joseph T. Kennedy	Michael W. Kalb	Steven B. Ketchum, Ph.D.	Steven B. Ketchum, Ph.D.
Michael W. Kalb	Steven B. Ketchum, Ph.D.	Thomas C. Reilly	Thomas C. Reilly
Steven B. Ketchum, Ph.D.	Aaron D. Berg	Jonathan N. Provoost	Jonathan N. Provoost
Aaron D. Berg	Jason Marks		Peter L. Fishman
Jason Marks	Thomas C. Reilly

Peer Group Issuers, Footnote
4.
The Peer Group TSR set forth in this table utilizes the NASDAQ Biotechnology Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2024. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the NASDAQ Biotechnology Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

Adjustment To PEO Compensation, Footnote
3.
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Aaron D. Berg ($)	Exclusion of Stock Awards and Option Awards for Aaron D. Berg ($)	Inclusion of Equity Values for Aaron D. Berg ($)	Compensation Actually Paid to Aaron D. Berg ($)
2024	3,277,385	(2,029,653)	225,876	1,473,608

Year	Summary Compensation Table Total for Patrick J. Holt ($)	Exclusion of Stock Awards and Option Awards for Patrick J. Holt ($)	Inclusion of Equity Values for Patrick J. Holt ($)	Compensation Actually Paid to Patrick J. Holt ($)
2024	336,294	-	—	336,294

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	1,038,851	(314,602)	(83,566)	640,684

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Aaron D. Berg ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Aaron D. Berg ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Aaron D. Berg ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Aaron D. Berg ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Aaron D. Berg ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Aaron D. Berg ($)	Total - Inclusion of Equity Values for Aaron D. Berg ($)
2024	164,127	(234,164)	—	295,913	—	—	225,876

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Patrick J. Holt ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Patrick J. Holt ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Patrick J. Holt ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Patrick J. Holt ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Patrick J. Holt ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Patrick J. Holt ($)	Total - Inclusion of Equity Values for Patrick J. Holt ($)
2024	—	—	—	—	—	—	—

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2024	54,369	(133,086)	—	89,922	(94,771)	—	(83,566)

Non-PEO NEO Average Total Compensation Amount				$ 1,038,851	$ 1,737,264	$ 1,910,071	$ 2,873,934	$ 4,388,387
Non-PEO NEO Average Compensation Actually Paid Amount				$ 640,684	1,258,371	226,545	1,523,340	(4,869,753)
Adjustment to Non-PEO NEO Compensation Footnote
3.
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Aaron D. Berg ($)	Exclusion of Stock Awards and Option Awards for Aaron D. Berg ($)	Inclusion of Equity Values for Aaron D. Berg ($)	Compensation Actually Paid to Aaron D. Berg ($)
2024	3,277,385	(2,029,653)	225,876	1,473,608

Year	Summary Compensation Table Total for Patrick J. Holt ($)	Exclusion of Stock Awards and Option Awards for Patrick J. Holt ($)	Inclusion of Equity Values for Patrick J. Holt ($)	Compensation Actually Paid to Patrick J. Holt ($)
2024	336,294	-	—	336,294

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	1,038,851	(314,602)	(83,566)	640,684

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Aaron D. Berg ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Aaron D. Berg ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Aaron D. Berg ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Aaron D. Berg ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Aaron D. Berg ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Aaron D. Berg ($)	Total - Inclusion of Equity Values for Aaron D. Berg ($)
2024	164,127	(234,164)	—	295,913	—	—	225,876

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Patrick J. Holt ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Patrick J. Holt ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Patrick J. Holt ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Patrick J. Holt ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Patrick J. Holt ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Patrick J. Holt ($)	Total - Inclusion of Equity Values for Patrick J. Holt ($)
2024	—	—	—	—	—	—	—

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2024	54,369	(133,086)	—	89,922	(94,771)	—	(83,566)

Compensation Actually Paid vs. Total Shareholder Return

Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Total Shareholder Return (“TSR”)

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s cumulative TSR over the four most recently completed fiscal years, and the Nasdaq Biotechnology Index over the same period.

Compensation Actually Paid vs. Net Income

Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Net Income during the four most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure

Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Cash Preservation

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Cash Preservation during the four most recently completed fiscal years.

Tabular List, Table

Tabular List of Most Important Financial Performance Measures

The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and other NEOs for 2024 to Company performance. The measures in this table are not ranked.

Annual Revenues (U.S.) Annual Revenues (Europe) Cash Preservation

Total Shareholder Return Amount				$ 2.26	4.06	5.64	15.72	22.81
Peer Group Total Shareholder Return Amount				118.2	118.87	113.65	126.45	126.42
Net Income (Loss)				$ (87,000,000)	$ (55,000,000)	$ (105,800,000)	$ 7,700,000	$ (18,000,000)
Company Selected Measure Amount				1.33	2.18	1.15	1.40	1.28
PEO Name	Aaron D. Berg	Mr. Berg	Patrick J. Holt						Karim Mikhail	John F. Thero
Measure:: 1
Pay vs Performance Disclosure
Name				Annual Revenues (U.S.)
Measure:: 2
Pay vs Performance Disclosure
Name				Annual Revenues (Europe)
Measure:: 3
Pay vs Performance Disclosure
Name				Cash Preservation
John F. Thero [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 0	$ 0	$ 0	$ 9,635,654	$ 17,915,671
PEO Actually Paid Compensation Amount				0	0	0	(198,701)	(19,584,674)
Karim Mikhail [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				0	4,880,592	8,393,551	5,834,553	0
PEO Actually Paid Compensation Amount				0	(931,402)	1,247,331	3,521,093	0
Aaron Berg [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				3,277,385	2,448,149	0	0	0
PEO Actually Paid Compensation Amount				1,473,608	1,951,668	0	0	0
Patrick Holt [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				336,294	2,143,683	0	0	0
PEO Actually Paid Compensation Amount				336,294	$ 2,157,684	$ 0	$ 0	$ 0
PEO | Aaron Berg [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(2,029,653)
PEO | Aaron Berg [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				225,876
PEO | Aaron Berg [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				164,127
PEO | Aaron Berg [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(234,164)
PEO | Aaron Berg [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Aaron Berg [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				295,913
PEO | Aaron Berg [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Aaron Berg [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Patrick Holt [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Patrick Holt [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Patrick Holt [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Patrick Holt [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Patrick Holt [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Patrick Holt [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Patrick Holt [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Patrick Holt [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(314,602)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(83,566)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				54,369
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(133,086)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				89,922
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(94,771)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ 0